UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-22406

Mirae Asset Discovery Funds
(Exact name of registrant as specified in charter)

One Bryant Park, 39th Floor New York, NY	10036
(Address of principal executive offices)	(Zip code)

Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 205-8300

Date of fiscal year end:	April 30

Date of reporting period:	January 31, 2012

Item 1. Schedule of Investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	January 31, 2012
(unaudited)

	Shares	Value
Common Stocks (87.2%)
Alliance Global Group, Inc. (Industrial Conglomerates)	396,825	$101,821
Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)	9,500	32,095
AVI Ltd. (Food Products)	89,699	476,566
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	3,589	457,669
Banco Bradesco SA (Commercial Banks)	23,400	347,590
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)	90,300	224,216
Baoxin Auto Group Ltd.* (Specialty Retail)	51,500	54,787
BM&FBOVESPA SA (Diversified Financial Services)	23,700	149,151
BR Properties SA (Real Estate Management & Development)	34,200	373,080
BRF - Brazil Foods SA (Food Products)	7,900	156,525
Capitec Bank Holdings Ltd. (Commercial Banks)	13,800	321,984
Catcher Technology Co. Ltd. (Computers & Peripherals)	29,000	180,478
Cheil Industries, Inc. (Chemicals)	1,825	163,295
China Construction Bank Corp., H Shares (Commercial Banks)	528,000	422,803
China Merchants Bank Co. Ltd., H Shares (Commercial Banks)	58,000	128,040
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)	54,000	88,154
China Overseas Land & Investment Ltd. (Real Estate Management & Development)	108,000	201,375
China Resources Enterprise Ltd. (Food & Staples Retailing)	64,000	220,758
China State Construction International Holdings Ltd. (Construction & Engineering)	190,000	150,675
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)	60,000	110,482
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)	54,500	56,924
Chinatrust Financial Holding Co. Ltd. (Commercial Banks)	339,000	218,998
Chow Tai Fook Jewellery Co. Ltd.* (Specialty Retail)	45,800	86,579
CNOOC Ltd. (Oil, Gas & Consumable Fuels)	110,000	226,096
Eros International Media Ltd.* (Media)	12,239	49,535
Even Construtora e Incorporadora SA (Household Durables)	102,100	420,959
Far Eastern Department Stores Ltd. (Multiline Retail)	39,000	52,631
Genting Berhad (Hotels, Restaurants & Leisure)	20,300	74,255
Godrej Consumer Products Ltd. (Personal Products)	26,614	239,897
Hengan International Group Co. Ltd. (Personal Products)	13,500	120,724
Hiwin Technologies Corp. (Machinery)	13,900	128,582
Hyundai Mobis* (Auto Components)	493	121,582
Hyundai Motor Co. (Automobiles)	953	187,512
ICICI Bank Ltd. (Commercial Banks)	4,197	76,584
Infosys Ltd. (IT Services)	2,910	161,627
Infrastructure Development Finance Co. Ltd. (Diversified Financial Services)	28,495	76,713
IRSA Inversiones y Representaciones SA - Sponsored ADR (Real Estate Management & Development)	22,900	231,977
Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)	21,000	68,186
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)	266,000	419,832
Magnesita Refratarios SA* (Construction Materials)	32,100	116,172
Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)	18,700	232,157
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)	7,382	175,839
NovaTek OAO - Registered Sponsored GDR (Oil, Gas & Consumable Fuels)	3,445	464,042
Novolipetsk Steel - Registered GDR (Metals & Mining)	7,500	184,800
OGX Petroleo e Gas Participacoes SA* (Oil, Gas & Consumable Fuels)	46,100	436,898
PChome Online, Inc. (Internet Software & Services)	44,000	250,761
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)	53,000	419,621
PT Bank Mandiri Tbk (Commercial Banks)	258,301	192,719
PT Harum Energy Tbk (Oil, Gas & Consumable Fuels)	134,000	113,408
PT Media Nusantara Citra Tbk (Media)	732,500	110,120
PT Mitra Adiperkasa Tbk (Multiline Retail)	122,500	77,756
Rosneft Oil Co. - Registered GDR (Oil, Gas & Consumable Fuels)	49,900	367,763
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)	348	342,981
Sands China Ltd. (Hotels, Restaurants & Leisure)	37,200	125,917
Sberbank of Russia (Commercial Banks)	67,300	201,227
Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)	144,000	66,104
Shinhan Financial Group Co. Ltd.* (Commercial Banks)	4,840	192,833
Shoprite Holdings Ltd. (Food & Staples Retailing)	9,165	152,556
SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)	869	131,526
Sun Art Retail Group Ltd.* (Food & Staples Retailing)	43,000	52,342
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	72,000	191,166
Tata Motors Ltd. (Automobiles)	31,704	156,308
Thai Union Frozen Products PLC (Food Products)	72,500	155,977
The Foschini Group Ltd. (Specialty Retail)	26,770	372,328
Tingyi (Cayman Islands) Holding Corp. (Food Products)	42,000	122,668

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	January 31, 2012
(unaudited)

		Shares	Value
Common Stocks, continued
VTB Bank OJSC - Registered GDR (Commercial Banks)		33,884	$158,509
Wilmar International Ltd. (Food Products)		26,000	110,616
X5 Retail Group NV - Registered GDR* (Food & Staples Retailing)		9,800	215,796
TOTAL COMMON STOCKS (Cost $13,145,042)			13,271,647

Preferred Stocks (6.8%)
Itau Unibanco Holding SA - Sponsored ADR (Commercial Banks)		19,300	385,228
Metalurgica Gerdau SA (Metals & Mining)		14,800	177,976
Vale SA - Sponsored ADR (Metals & Mining)		19,650	475,727
TOTAL PREFERRED STOCKS (Cost $1,221,906)			1,038,931

TOTAL INVESTMENTS (Cost $14,366,948) — 94.0%			14,310,578

Net other assets (liabilities) — 6.0%			905,447

NET ASSETS — 100.0%			$15,216,025

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

GEM Sector Leader Fund invested in the following industries as of January 31, 2012:
		Value	% of Net Assets
Auto Components		$121,582	0.8%
Automobiles		343,820	2.2%
Chemicals		163,295	1.1%
Commercial Banks		2,646,515	17.3%
Computers & Peripherals		180,478	1.2%
Construction & Engineering		150,675	1.0%
Construction Materials		148,267	1.0%
Diversified Consumer Services		175,839	1.2%
Diversified Financial Services		225,864	1.5%
Diversified Telecommunication Services		110,482	0.7%
Electrical Equipment		66,104	0.4%
Energy Equipment & Services		88,154	0.6%
Food & Staples Retailing		641,452	4.2%
Food Products		1,022,352	6.6%
Health Care Providers & Services		224,216	1.5%
Hotels, Restaurants & Leisure		200,172	1.3%
Household Durables		420,959	2.8%
IT Services		161,627	1.1%
Industrial Conglomerates		101,821	0.7%
Insurance		419,621	2.8%
Internet Software & Services		708,430	4.6%
Machinery		128,582	0.8%
Media		159,655	1.0%
Metals & Mining		838,503	5.5%
Multiline Retail		130,387	0.8%
Oil, Gas & Consumable Fuels		2,159,565	14.3%
Personal Products		360,621	2.4%
Real Estate Management & Development		806,432	5.3%
Semiconductors & Semiconductor Equipment		602,333	4.0%
Specialty Retail		570,618	3.8%
Trading Companies & Distributors		232,157	1.5%
Other		905,447	6.0%
Total		$15,216,025	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Sector Leader Fund	January 31, 2012
(unaudited)

GEM Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2012:
	Value	% of Net Assets
Argentina	$231,977	1.5%
Brazil	3,271,463	21.6%
China	2,423,866	16.0%
Hong Kong	1,189,701	7.9%
India	760,664	5.0%
Indonesia	494,003	3.2%
Macau	125,917	0.8%
Malaysia	74,255	0.5%
Philippines	101,821	0.7%
Russia	1,592,137	10.4%
Singapore	110,616	0.7%
South Africa	1,323,434	8.6%
South Korea	1,139,729	7.6%
Taiwan	1,090,802	7.0%
Thailand	380,193	2.5%
Other	905,447	6.0%
Total	$15,216,025	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	January 31, 2012
(unaudited)

		Shares	Value
Common Stocks (91.8%)
Alliance Global Group, Inc. (Industrial Conglomerates)		635,475	$163,056
Anhui Conch Cement Co. Ltd., H Shares (Construction Materials)		10,500	35,473
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		3,856	491,717
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		94,200	233,900
Baoxin Auto Group Ltd.* (Specialty Retail)		55,500	59,042
Catcher Technology Co. Ltd. (Computers & Peripherals)		31,000	192,924
Cheil Industries, Inc. (Chemicals)		1,964	175,732
China Construction Bank Corp., H Shares (Commercial Banks)		567,000	454,033
China Merchants Bank Co. Ltd., H Shares (Commercial Banks)		62,500	137,974
China Oilfield Services Ltd., H Shares (Energy Equipment & Services)		56,000	91,419
China Overseas Land & Investment Ltd. (Real Estate Management & Development)		116,000	216,291
China Resources Enterprise Ltd. (Food & Staples Retailing)		68,000	234,555
China State Construction International Holdings Ltd. (Construction & Engineering)		204,000	161,777
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)		64,000	117,848
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)		59,000	61,624
Chinatrust Financial Holding Co. Ltd. (Commercial Banks)		363,000	234,503
Chow Tai Fook Jewellery Co. Ltd.* (Specialty Retail)		49,200	93,006
CNOOC Ltd. (Oil, Gas & Consumable Fuels)		119,000	244,595
DBS Group Holdings Ltd. (Commercial Banks)		12,000	129,304
Far Eastern Department Stores Ltd. (Multiline Retail)		42,000	56,680
Genting Berhad (Hotels, Restaurants & Leisure)		29,700	108,640
Godrej Consumer Products Ltd. (Personal Products)		40,725	367,093
Hengan International Group Co. Ltd. (Personal Products)		14,500	129,666
Hiwin Technologies Corp. (Machinery)		14,990	138,665
Hyundai Mobis* (Auto Components)		529	130,460
Hyundai Motor Co. (Automobiles)		1,022	201,088
Infosys Ltd. (IT Services)		4,089	227,112
Infrastructure Development Finance Co. Ltd. (Diversified Financial Services)		35,732	96,196
Keppel Corp. Ltd. (Industrial Conglomerates)		16,000	138,052
Kinsus Interconnect Technology Corp. (Semiconductors & Semiconductor Equipment)		23,000	74,680
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)		286,000	451,398
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)		7,932	188,940
PChome Online, Inc. (Internet Software & Services)		47,000	267,858
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)		57,500	455,249
PT Bank Mandiri Tbk (Commercial Banks)		400,679	298,948
PT Harum Energy Tbk (Oil, Gas & Consumable Fuels)		160,500	135,835
PT Media Nusantara Citra Tbk (Media)		1,171,500	176,116
PT Mitra Adiperkasa Tbk (Multiline Retail)		183,000	116,158
Samsung Electronics Co. Ltd. (Semiconductors & Semiconductor Equipment)		376	370,577
Sands China Ltd. (Hotels, Restaurants & Leisure)		40,000	135,395
Shanghai Electric Group Co. Ltd., H Shares (Electrical Equipment)		154,000	70,694
Shinhan Financial Group Co. Ltd.* (Commercial Banks)		5,190	206,778
SK Innovation Co., Ltd. (Oil, Gas & Consumable Fuels)		932	141,061
Sun Art Retail Group Ltd.* (Food & Staples Retailing)		46,500	56,603
Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)		78,000	207,096
Tata Motors Ltd. (Automobiles)		39,218	193,353
Thai Union Frozen Products PLC (Food Products)		103,400	222,456
Tingyi (Cayman Islands) Holding Corp. (Food Products)		46,000	134,350
Wilmar International Ltd. (Food Products)		37,000	157,416
TOTAL COMMON STOCKS (Cost $8,875,840)			9,183,386

TOTAL INVESTMENTS (Cost $8,875,840) — 91.8%			9,183,386

Net other assets (liabilities) — 8.2%			815,026

NET ASSETS — 100.0%			$9,998,412

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Sector Leader Fund	January 31, 2012
(unaudited)

Asia Sector Leader Fund invested in the following industries as of January 31, 2012:
	Value	% of Net Assets
Auto Components	$130,460	1.3%
Automobiles	394,441	3.9%
Chemicals	175,732	1.8%
Commercial Banks	1,461,540	14.6%
Computers & Peripherals	192,924	1.9%
Construction & Engineering	161,777	1.6%
Construction Materials	35,473	0.4%
Diversified Consumer Services	188,940	1.9%
Diversified Financial Services	96,196	1.0%
Diversified Telecommunication Services	117,848	1.2%
Electrical Equipment	70,694	0.7%
Energy Equipment & Services	91,419	0.9%
Food & Staples Retailing	291,158	2.9%
Food Products	514,222	5.1%
Health Care Providers & Services	233,900	2.3%
Hotels, Restaurants & Leisure	244,035	2.4%
IT Services	227,112	2.3%
Industrial Conglomerates	301,108	3.0%
Insurance	455,249	4.5%
Internet Software & Services	759,575	7.6%
Machinery	138,665	1.4%
Media	176,116	1.8%
Multiline Retail	172,838	1.8%
Oil, Gas & Consumable Fuels	972,889	9.7%
Personal Products	496,759	5.0%
Real Estate Management & Development	216,291	2.2%
Semiconductors & Semiconductor Equipment	652,353	6.5%
Specialty Retail	213,672	2.1%
Other	815,026	8.2%
Total	$9,998,412	100.0%

Asia Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2012:
	Value	% of Net Assets
China	$2,611,379	26.0%
Hong Kong	1,274,875	12.7%
India	883,754	8.9%
Indonesia	727,057	7.4%
Macau	135,395	1.3%
Malaysia	108,640	1.1%
Philippines	163,056	1.6%
Singapore	424,772	4.3%
South Korea	1,225,696	12.3%
Taiwan	1,172,406	11.7%
Thailand	456,356	4.5%
Other	815,026	8.2%
Total	$9,998,412	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	January 31, 2012
(unaudited)

		Shares	Value
Common Stocks (90.1%)
Agricultural Bank of China Ltd., H Shares (Commercial Banks)		365,000	$180,262
Baoxin Auto Group Ltd.* (Specialty Retail)		47,000	49,999
Belle International Holdings Ltd. (Specialty Retail)		129,000	209,591
China Agri-Industries Holdings Ltd. (Food Products)		357,000	289,555
China Construction Bank Corp., H Shares (Commercial Banks)		587,000	470,048
China Merchants Bank Co. Ltd., H Shares (Commercial Banks)		207,500	458,073
China Mobile Ltd. (Wireless Telecommunication Services)		32,000	327,217
China Pacific Insurance (Group) Co. Ltd., H Shares (Insurance)		79,600	264,817
China Suntien Green Energy Corp., H Shares (Oil, Gas & Consumable Fuels)		703,000	130,536
China Unicom (Hong Kong) Ltd. (Diversified Telecommunication Services)		32,000	58,924
CNOOC Ltd. (Oil, Gas & Consumable Fuels)		199,000	409,029
Dongfang Electric Corp. Ltd., H Shares (Electrical Equipment)		122,800	362,616
Far East Horizon Ltd.* (Diversified Financial Services)		195,000	187,328
Industrial & Commercial Bank of China Ltd., H Shares (Commercial Banks)		602,000	421,511
Kingsoft Corp. Ltd. (Software)		319,000	129,984
Kunlun Energy Co. Ltd. (Oil, Gas & Consumable Fuels)		342,000	539,784
Longfor Properties Co. Ltd. (Real Estate Management & Development)		248,500	326,843
New China Life Insurance Co. Ltd., H Shares* (Insurance)		106,500	393,448
PICC Property & Casualty Co. Ltd., H Shares (Insurance)		120,400	158,668
Ping An Insurance Group Co. of China Ltd., H Shares (Insurance)		57,500	455,249
Pou Sheng International (Holdings) Ltd.* (Specialty Retail)		1,927,000	241,027
Prada SpA* (Textiles, Apparel & Luxury Goods)		25,200	120,555
Qihoo 360 Technology Co. Ltd. - Sponsored ADR* (Internet Software & Services)		16,616	300,750
Sinopharm Group Co., H Shares (Health Care Providers & Services)		106,800	253,122
Tencent Holdings Ltd. (Internet Software & Services)		18,700	457,427
Weichai Power Co. Ltd., H Shares (Machinery)		75,000	401,832
TOTAL COMMON STOCKS (Cost $7,313,844)			7,598,195

TOTAL INVESTMENTS (Cost $7,313,844) — 90.1%			7,598,195

Net other assets (liabilities) — 9.9%			832,370

NET ASSETS — 100.0%			$8,430,565

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
China Sector Leader Fund	January 31, 2012
(unaudited)

China Sector Leader Fund invested in the following industries as of January 31, 2012:
	Value	% of Net Assets
Commercial Banks	$1,529,894	18.1%
Diversified Financial Services	187,328	2.2%
Diversified Telecommunication Services	58,924	0.7%
Electrical Equipment	362,616	4.3%
Food Products	289,555	3.4%
Health Care Providers & Services	253,122	3.0%
Insurance	1,272,182	15.1%
Internet Software & Services	758,177	9.0%
Machinery	401,832	4.8%
Oil, Gas & Consumable Fuels	1,079,349	12.8%
Real Estate Management & Development	326,843	3.9%
Software	129,984	1.5%
Specialty Retail	500,617	6.0%
Textiles, Apparel & Luxury Goods	120,555	1.4%
Wireless Telecommunication Services	327,217	3.9%
Other	832,370	9.9%
Total	$8,430,565	100.0%

China Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2012:
	Value	% of Net Assets
China	$5,811,542	68.9%
Hong Kong	1,786,653	21.2%
Other	832,370	9.9%
Total	$8,430,565	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	January 31, 2012
(unaudited)

		Shares	Value
Common Stocks (76.4%)
Banco ABC Brasil SA (Commercial Banks)		45,800	$329,672
Banco do Brasil SA - Sponsored ADR (Commercial Banks)		18,400	288,880
BM&FBOVESPA SA (Diversified Financial Services)		47,700	300,191
BR Properties SA (Real Estate Management & Development)		67,700	738,524
Bradespar SA (Metals & Mining)		15,700	316,194
BRF - Brazil Foods SA (Food Products)		11,700	231,816
Companhia Siderurgica Nacional SA (Metals & Mining)		18,700	195,427
Cosan Ltd., Class A (Food Products)		26,260	337,178
Direcional Engenharia SA* (Household Durables)		47,500	258,404
EDP - Energias do Brasil SA (Electric Utilities)		7,300	170,137
Even Construtora e Incorporadora SA (Household Durables)		88,700	365,710
Itau Unibanco Holding SA (Commercial Banks)		20,300	408,255
Magnesita Refratarios SA* (Construction Materials)		66,400	240,307
Mills Estruturas e Servicos de Engenharia SA (Trading Companies & Distributors)		18,600	230,916
MRV Engenharia e Participacoes SA (Household Durables)		36,500	281,123
OGX Petroleo e Gas Participacoes SA* (Oil, Gas & Consumable Fuels)		94,900	899,384
PDG Realty SA Empreendimentos e Participacoes (Household Durables)		107,800	437,052
Petroleo Brasileiro SA - Sponsored ADR (Oil, Gas & Consumable Fuels)		14,600	446,030
Sao Carlos SA Empreendimentos e Participacoes* (Real Estate Management & Development)		20,000	286,091
Sul America SA (Insurance)		8,900	89,698
TOTAL COMMON STOCKS (Cost $7,387,427)			6,850,989

Preferred Stocks (19.8%)
Banco Bradesco SA - Sponsored ADR (Commercial Banks)		20,480	366,183
Itau Unibanco Holding SA - Sponsored ADR (Commercial Banks)		20,800	415,168
Metalurgica Gerdau SA (Metals & Mining)		24,400	293,420
Vale SA - Sponsored ADR (Metals & Mining)		28,800	697,248
TOTAL PREFERRED STOCKS (Cost $1,941,278)			1,772,019

TOTAL INVESTMENTS (Cost $9,328,705) — 96.2%			8,623,008

Net other assets (liabilities) — 3.8%			343,315

NET ASSETS — 100.0%			$8,966,323

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Brazil Sector Leader Fund	January 31, 2012
(unaudited)

Brazil Sector Leader Fund invested in the following industries as of January 31, 2012:
	Value	% of Net Assets
Commercial Banks	$1,808,158	20.1%
Construction Materials	240,307	2.7%
Diversified Financial Services	300,191	3.3%
Electric Utilities	170,137	1.9%
Food Products	568,994	6.4%
Household Durables	1,342,289	15.0%
Insurance	89,698	1.0%
Metals & Mining	1,502,289	16.8%
Oil, Gas & Consumable Fuels	1,345,414	15.0%
Real Estate Management & Development	1,024,615	11.4%
Trading Companies & Distributors	230,916	2.6%
Other	343,315	3.8%
Total	$8,966,323	100.0%

Brazil Sector Leader Fund invested in securities with exposure to the following countries as of January 31, 2012:
	Value	% of Net Assets
Brazil	$8,623,008	96.2%
Other	343,315	3.8%
Total	$8,966,323	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	January 31, 2012
(unaudited)

	Shares	Value
Common Stocks (91.7%)
Amorepacific Corp.* (Personal Products)	367	$327,072
Arcos Dorados Holdings, Inc., Class A (Hotels, Restaurants & Leisure)	13,475	289,713
AVI Ltd. (Food Products)	68,120	361,918
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)	3,862	492,482
Bangkok Dusit Medical Services Public Co. Ltd.* (Health Care Providers & Services)	124,400	308,887
Belle International Holdings Ltd. (Specialty Retail)	106,000	172,222
BIM Birlesik Magazalar AS (Food & Staples Retailing)	4,800	147,931
BR Malls Participacoes SA (Real Estate Management & Development)	24,000	262,086
BR Properties SA (Real Estate Management & Development)	21,700	236,720
Brilliance China Automotive Holdings Ltd.* (Automobiles)	22,000	23,517
Capitec Bank Holdings Ltd. (Commercial Banks)	10,250	239,155
Celltrion, Inc.* (Pharmaceuticals)	1,150	38,446
China Resources Enterprise Ltd. (Food & Staples Retailing)	104,000	358,732
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)	389,000	406,300
Chow Tai Fook Jewellery Co. Ltd.* (Specialty Retail)	105,000	198,489
Cosan Ltd., Class A (Food Products)	23,540	302,254
CP ALL PCL (Food & Staples Retailing)	136,700	258,717
Eurocash SA (Food & Staples Retailing)	16,600	154,396
Far Eastern Department Stores Ltd. (Multiline Retail)	150,980	203,751
Godrej Consumer Products Ltd. (Personal Products)	21,794	196,450
Golden Eagle Retail Group Ltd. (Multiline Retail)	68,000	155,903
Haier Electronics Group Co. Ltd.* (Household Durables)	349,000	359,121
Home Product Center Public Co. Ltd. (Specialty Retail)	678,100	245,704
Hongguo International Holdings Ltd.* (Textiles, Apparel & Luxury Goods)	152,000	42,532
Hypermarcas SA (Personal Products)	37,900	230,486
Iguatemi Empresa de Shopping Centers SA (Real Estate Management & Development)	10,770	229,486
Imperial Holdings Ltd. (Distributors)	17,536	311,203
IRSA Inversiones y Representaciones SA - Sponsored ADR (Real Estate Management & Development)	17,815	180,466
Itau Unibanco Holding SA (Commercial Banks)	8,500	170,944
Jubilant Foodworks Ltd.* (Hotels, Restaurants & Leisure)	10,548	201,338
LG Chem Ltd. (Chemicals)	269	89,571
LSR Group OJSC - Registered GDR (Real Estate Management & Development)	25,700	122,512
M Video (Specialty Retail)	19,800	143,550
Magnit - Registered Sponsored GDR (Food & Staples Retailing)	12,950	332,686
Mobile TeleSystems - Sponsored ADR (Wireless Telecommunication Services)	10,500	175,980
Naspers Ltd., N Shares (Media)	7,150	358,621
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)	18,062	430,237
PChome Online, Inc. (Internet Software & Services)	18,000	102,584
PDG Realty SA Empreendimentos e Participacoes (Household Durables)	34,400	139,467
Prada SpA* (Textiles, Apparel & Luxury Goods)	81,400	389,413
President Chain Store Corp. (Food & Staples Retailing)	34,000	182,845
PT Bank Rakyat Indonesia (Persero) Tbk (Commercial Banks)	242,500	184,981
PT Kalbe Farma Tbk (Pharmaceuticals)	1,214,500	476,739
PT Mayora Indah Tbk (Food Products)	193,000	305,189
PT Mitra Adiperkasa Tbk (Multiline Retail)	654,000	415,122
PT Summarecon Agung Tbk (Real Estate Management & Development)	3,511,500	469,243
Sands China Ltd. (Hotels, Restaurants & Leisure)	105,200	356,088
Sberbank of Russia (Commercial Banks)	84,900	253,851
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)	68,666	142,554
Shoprite Holdings Ltd. (Food & Staples Retailing)	6,870	114,355
SINA Corp.* (Internet Software & Services)	4,184	294,010
TAL Education Group - Sponsored ADR* (Diversified Consumer Services)	36,230	390,197
The Foschini Group Ltd. (Specialty Retail)	8,400	116,831
Titan Industries Ltd. (Textiles, Apparel & Luxury Goods)	57,353	235,491
VTB Bank OJSC - Registered GDR (Commercial Banks)	32,560	152,316
X5 Retail Group NV - Registered GDR* (Food & Staples Retailing)	7,725	170,105
TOTAL COMMON STOCKS (Cost $13,899,199)		13,650,959

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
GEM Great Consumer Fund	January 31, 2012
(unaudited)

		Shares	Value
Preferred Stock (2.2%)
Companhia de Bebidas das Americas - Sponsored ADR (Beverages)		9,060	$329,693
TOTAL PREFERRED STOCK (Cost $252,904)			329,693

TOTAL INVESTMENTS (Cost $14,152,103) — 93.9%			13,980,652

Net other assets (liabilities) — 6.1%			905,129

NET ASSETS — 100.0%			$14,885,781

*	Non-income producing security
ADR	American Depositary Receipt
GDR	Global Depositary Receipt

GEM Great Consumer Fund invested in the following industries as of January 31, 2012:
		Value	% of Net Assets
Automobiles		$23,517	0.2%
Beverages		329,693	2.2%
Chemicals		89,571	0.6%
Commercial Banks		1,001,247	6.6%
Distributors		311,203	2.1%
Diversified Consumer Services		820,434	5.5%
Food & Staples Retailing		1,719,767	11.4%
Food Products		969,361	6.5%
Health Care Providers & Services		308,887	2.1%
Hotels, Restaurants & Leisure		989,693	6.7%
Household Durables		498,588	3.3%
Internet Software & Services		889,076	6.0%
Media		358,621	2.4%
Multiline Retail		774,776	5.2%
Personal Products		754,008	5.1%
Pharmaceuticals		515,185	3.5%
Real Estate Management & Development		1,500,513	10.1%
Specialty Retail		1,283,096	8.7%
Textiles, Apparel & Luxury Goods		667,436	4.5%
Wireless Telecommunication Services		175,980	1.2%
Other		905,129	6.1%
Total		$14,885,781	100.0%

GEM Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2012:
	Value	% of Net Assets
Argentina	$470,179	3.1%
Brazil	1,901,136	12.7%
China	2,211,661	14.8%
Hong Kong	1,644,048	11.1%
India	633,279	4.3%
Indonesia	1,851,274	12.5%
Macau	356,088	2.4%
Poland	154,396	1.0%
Russia	1,351,000	9.0%
South Africa	1,502,083	10.1%
South Korea	455,089	3.1%
Taiwan	489,180	3.3%
Thailand	813,308	5.5%
Turkey	147,931	1.0%
Other	905,129	6.1%
Total	$14,885,781	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31, 2012
(unaudited)

		Shares	Value
Common Stocks (92.1%)
Amorepacific Corp.* (Personal Products)		588	$524,028
Baidu, Inc. - Sponsored ADR* (Internet Software & Services)		6,092	776,852
Bangkok Dusit Medical Services Public Co. Ltd. (Health Care Providers & Services)		208,100	516,715
Belle International Holdings Ltd. (Specialty Retail)		168,000	272,956
Brilliance China Automotive Holdings Ltd.* (Automobiles)		32,000	34,207
Celltrion, Inc.* (Pharmaceuticals)		1,837	61,413
China Resources Enterprise Ltd. (Food & Staples Retailing)		172,000	593,287
China ZhengTong Auto Services Holdings Ltd.* (Specialty Retail)		616,500	643,918
Chow Tai Fook Jewellery Co. Ltd.* (Specialty Retail)		165,800	313,423
CP ALL PCL (Food & Staples Retailing)		202,700	383,628
Far Eastern Department Stores Ltd. (Multiline Retail)		249,660	336,922
Godrej Consumer Products Ltd. (Personal Products)		33,398	301,048
Golden Eagle Retail Group Ltd. (Multiline Retail)		125,000	286,586
Haier Electronics Group Co. Ltd.* (Household Durables)		515,000	529,935
Home Product Center Public Co. Ltd. (Specialty Retail)		1,072,100	388,467
Hongguo International Holdings Ltd.* (Textiles, Apparel & Luxury Goods)		234,000	65,477
Jubilant Foodworks Ltd.* (Hotels, Restaurants & Leisure)		16,911	322,794
LG Chem Ltd. (Chemicals)		563	187,466
New Oriental Education & Technology Group, Inc. - Sponsored ADR* (Diversified Consumer Services)		28,480	678,394
PChome Online, Inc. (Internet Software & Services)		29,000	165,274
Prada SpA* (Textiles, Apparel & Luxury Goods)		128,600	615,216
President Chain Store Corp. (Food & Staples Retailing)		56,000	301,157
PT Bank Mandiri Tbk (Commercial Banks)		365,500	272,700
PT Bank Rakyat Indonesia (Persero) Tbk (Commercial Banks)		86,500	65,983
PT Kalbe Farma Tbk (Pharmaceuticals)		1,479,000	580,565
PT Mayora Indah Tbk (Food Products)		233,500	369,232
PT Mitra Adiperkasa Tbk (Multiline Retail)		951,500	603,959
PT Summarecon Agung Tbk (Real Estate Management & Development)		4,466,500	596,860
Sands China Ltd. (Hotels, Restaurants & Leisure)		165,600	560,534
Shangri-La Asia Ltd. (Hotels, Restaurants & Leisure)		122,000	253,278
SINA Corp.* (Internet Software & Services)		6,640	466,593
TAL Education Group - Sponsored ADR* (Diversified Consumer Services)		50,664	545,651
Titan Industries Ltd. (Textiles, Apparel & Luxury Goods)		90,028	369,654
TOTAL COMMON STOCKS (Cost $13,136,974)			12,984,172

TOTAL INVESTMENTS (Cost $13,136,974) — 92.1%			12,984,172

Net other assets (liabilities) — 7.9%			1,119,254

NET ASSETS — 100.0%			$14,103,426

*	Non-income producing security
ADR	American Depositary Receipt

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Asia Great Consumer Fund	January 31, 2012
(unaudited)

Asia Great Consumer Fund invested in the following industries as of January 31, 2012:
	Value	% of Net Assets
Automobiles	$34,207	0.3%
Chemicals	187,466	1.3%
Commercial Banks	338,683	2.4%
Diversified Consumer Services	1,224,045	8.7%
Food & Staples Retailing	1,278,072	9.0%
Food Products	369,232	2.6%
Health Care Providers & Services	516,715	3.7%
Hotels, Restaurants & Leisure	1,136,606	8.1%
Household Durables	529,935	3.8%
Internet Software & Services	1,408,719	10.0%
Multiline Retail	1,227,467	8.7%
Personal Products	825,076	5.8%
Pharmaceuticals	641,978	4.5%
Real Estate Management & Development	596,860	4.2%
Specialty Retail	1,618,764	11.5%
Textiles, Apparel & Luxury Goods	1,050,347	7.5%
Other	1,119,254	7.9%
Total	$14,103,426	100.0%

Asia Great Consumer Fund invested in securities with exposure to the following countries as of January 31, 2012:
	Value	% of Net Assets
China	$3,463,471	24.6%
Hong Kong	2,612,302	18.6%
India	993,496	7.0%
Indonesia	2,489,299	17.6%
Macau	560,534	4.0%
South Korea	772,907	5.4%
Taiwan	803,353	5.7%
Thailand	1,288,810	9.2%
Other	1,119,254	7.9%
Total	$14,103,426	100.0%

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds	Schedule of Portfolio Investments
Global Great Consumer Fund	January 31, 2012
(unaudited)

Value

Receivable for capital shares issued — 100.0%	$8,000,000

NET ASSETS — 100.0%	$8,000,000

Fund commenced operations on January 31, 2012.

See accompanying notes to schedule of portfolio investments.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2012

(unaudited)

1.

Organization

Mirae Asset Discovery Funds (the “Trust”) was organized as a Delaware statutory trust pursuant to a Declaration of Trust dated April 7, 2010. The Trust is registered as an open-end investment company under the Investment Company Act of 1940 (the “1940 Act”). As of January 31, 2012, the Trust is comprised of the following seven operational funds: Global Emerging Markets Sector Leader Fund (“GEM Sector Leader Fund”), Asia Sector Leader Fund, China Sector Leader Fund, Brazil Sector Leader Fund, Global Emerging Markets Great Consumer Fund (“GEM Great Consumer Fund”), Asia Great Consumer Fund and the Global Great Consumer Fund.  Each may be referred to individually as a “Fund” and collectively as the “Funds.”

The GEM Sector Leader Fund, Asia Sector Leader Fund, GEM Great Consumer Fund, Asia Great Consumer Fund and Global Great Consumer Fund are each classified as diversified under the 1940 Act. The China Sector Leader Fund and the Brazil Sector Leader Fund are each classified as non-diversified under the 1940 Act. The Funds are authorized to issue an unlimited number of shares of beneficial interest of no par value. Each Fund offers three classes of shares: Class A Shares, Class C Shares, and Class I Shares. Class A, Class C and Class I Shares are identical except as to sales charges, distribution and other expenses borne by each class and voting rights on matters affecting a single class of Shares, and the exchange privilege of each class of Shares. Class A Shares of the Funds have a maximum sales charge of 5.75% as a percentage of the offering price. Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum deferred sales charge of 1.00% if redeemed less than one year after purchase. No sales charges are assessed with respect to Class I Shares of the Funds.

2.

Significant Accounting Policies

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their schedules of portfolio investments. The policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”). The preparation of schedules of portfolio investments in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. Actual results could differ from those estimates.

Investment Valuation

The Funds record investments at fair value. Fair value is defined as the price that would be expected to be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques used to determine fair value are further described below.

Equity securities listed on a national securities exchange, market or automated quotation system for which quotations are readily available, including securities traded over the counter, are valued at their most recent sale price on the relevant exchange as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for trading. On a day that a security does not trade, then the mean between the bid and the asked prices will be used as long as it continues to reflect the value of the security. In the event that market quotations are not readily available, or if the mean between the bid and the asked prices of a non-exchange listed security does not reflect the value of the security, “fair value” of the security will be determined in accordance with fair value procedures approved by the Board of Trustees (the “Board”).

Most securities listed on a foreign exchange are valued at the most recent sale price at the close of the exchange on which the security is primarily traded. In certain countries, market maker prices are used since they are the most representative of the daily trading activity. In the case of certain foreign exchanges, the closing price reported by the exchange (which may sometimes be referred to by the exchange or one or more pricing agents as the “official close” or the “official closing price” or other similar term) will be considered the most recent sale price. Securities not traded on a particular day are valued at the mean between the last reported bid and asked quotes, or the last sale price where appropriate; otherwise “fair value” will be determined in accordance with fair value procedures approved by the Board.

The Funds may invest in American Depositary Receipts (“ADRs”) as well as other “hybrid” forms of ADRs, including European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”).  These depositary receipts are certificates evidencing ownership of shares of a foreign issuer, and serve as an alternative to directly purchasing the underlying foreign securities in their national markets and currencies. These certificates are issued by depository banks and generally trade on an established market in the United States or elsewhere. The underlying shares are held in trust by a custodian bank or similar financial institution in the issuer’s home country.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2012

(unaudited)

Following the valuations of securities or other portfolio assets in terms of the currency in which the market quotation used is expressed (“Local Currency”), the value of these portfolio assets in terms of U.S. dollars is calculated by converting the Local Currency into U.S. dollars at the prevailing currency exchange rate on the valuation date as provided by an independent pricing service or reporting agency.

Redeemable securities issued by open-end investment companies are valued at the last calculated net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities as described above.

Securities for which market quotations are not readily available (including securities for which Mirae Asset Global Investments (USA) LLC (the “Advisor” or “Mirae Asset USA”) determines that the closing market prices do not represent the securities’ current value because of an intervening “significant event”) will be valued at fair value pursuant to valuation procedures approved by the Board. Circumstances in which market quotations may not be readily available include, but are not limited to, when the security’s trading has been halted or suspended, when the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open, or a significant event with respect to a security or securities has occurred after the close of the market or exchange on which the security or securities principally trades and before the time the Fund calculates net asset value. Each Fund’s Advisor believes that foreign securities values may be affected by volatility that occurs in global markets on a trading day after the close of any given foreign securities markets. The fair valuation procedures, therefore, include a procedure whereby foreign securities prices may be “fair valued” by an independent pricing service or by Mirae Asset USA’s Valuation Committee, in accordance with a valuation policy approved by the Board to take those factors into account.

The Funds use fair value pricing to seek to ensure that each Fund’s net asset value reflects the value of its underlying portfolio securities. There can be no assurance, however, that a fair value used by the Funds on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities. A security’s valuation may differ depending on the method used for determining value. Fair valuation of a Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short term traders, but there is no assurance that fair value pricing policies will prevent dilution of a Fund’s net asset value by short term traders.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels listed below:

•

Level 1—quoted prices in active markets for identical assets

•

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)

•

Level 3—significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.  For example, repurchase agreements maturing in sixty days or less are generally valued at amortized cost.  Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Pursuant to the valuation procedures noted previously, equity securities (including foreign equity securities) are generally categorized as a Level 1 security in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as a Level 2 security). Certificates of Deposit, Time Deposits and Repurchase Agreements are all generally categorized as a Level 2 security in the fair value hierarchy.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2012

(unaudited)

A summary of the valuations as of January 31, 2012, based upon the three levels defined above, are included in the table below:

	Level 1	Level 2	Level 3	Total Investments
GEM Sector Leader Fund
Common Stocks	$13,271,647	$-	$-	$13,271,647
Preferred Stocks	1,038,931	-	-	1,038,931
Total Investments	$14,310,578	$-	$-	$14,310,578

Asia Sector Leader Fund
Common Stocks	$9,183,386	$-	$-	$9,183,386
Total Investments	$9,183,386	$-	$-	$9,183,386

China Sector Leader Fund
Common Stocks	$7,598,195	$-	$-	$7,598,195
Total Investments	$7,598,195	$-	$-	$7,598,195

Brazil Sector Leader Fund
Common Stocks	$6,850,989	$-	$-	$6,850,989
Preferred Stocks	1,772,019	-	-	1,772,019
Total Investments	$8,623,008	$-	$-	$8,623,008

GEM Great Consumer Fund
Common Stocks	$13,650,959	$-	$-	$13,650,959
Preferred Stocks	329,693	-	-	329,693
Total Investments	$13,980,652	$-	$-	$13,980,652

Asia Great Consumer Fund
Common Stocks	$12,984,172	$-	$-	$12,984,172
Total Investments	$12,984,172	$-	$-	$12,984,172

For the quarter ended January 31, 2012, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.  The Trust recognizes significant transfers between fair value hierarchy levels at the reporting period end.  There were no significant transfers between Levels 1 and 2 as of January 31, 2012.

Foreign Currency Transactions

The accounting records of the Funds are maintained in U.S. dollars. Financial instruments and other assets and liabilities of a Fund denominated in a foreign currency, if any, are translated into U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values of financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

The Funds may be subject to foreign taxes on gains in investments or currency repatriation. The Funds accrues such taxes, as applicable, based on their current interpretation of tax rules in the foreign markets in which they invest.

Mirae Asset Discovery Funds

Notes to Schedules of Portfolio Investments, continued

January 31, 2012

(unaudited)

Investment Transactions

Throughout the reporting period, investment transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on trade date on the last business day of the reporting period.

3.

Investment Risks

Foreign Securities Risk

Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations can involve additional risks relating to political, economic, or regulatory conditions in foreign countries. These risks include fluctuations in foreign currencies; imposition of additional taxes; trading, settlement, custodial and other operational risks; and risks arising from the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign investments more volatile and potentially less liquid than U.S. investments. In addition, foreign markets can perform differently from the U.S. market.

Emerging Markets Risks

The risks of foreign investments are typically greater in less developed countries. Risks of investment in developing or emerging economies and markets include (i) less social, political, and economic stability; (ii) the smaller size of the securities markets and the lower volume of trading, which may result in a lack of liquidity and in greater price volatility; (iii) certain national policies that may restrict the Funds’ investment opportunities, including restrictions on investment in issuers or industries deemed sensitive to national interests, or expropriation or confiscation of assets or property, which could result in the Funds’ loss of their entire investment in that market; (iv) less developed legal and regulatory structures governing private or foreign investment or allowing for judicial redress for injury to private property; (v) inaccurate, incomplete or misleading financial information on companies in which the Funds invest; (vi) securities of companies may trade at prices not consistent with traditional valuation measures; (vii) limitations on foreign ownership, which may impact the price of a security purchased or held by the Funds; and (viii) higher levels of inflation, deflation or currency devaluation relative to more developed markets.

4.

Federal Income Tax Information

At January 31, 2012, the tax cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
GEM Sector Leader Fund	$14,508,050	$771,151	$(968,623)	$(197,472)
Asia Sector Leader Fund	9,043,056	656,148	(515,818)	140,330
China Sector Leader Fund	7,510,388	658,584	(570,777)	87,807
Brazil Sector Leader Fund	9,399,795	155,243	(932,030)	(776,787)
GEM Great Consumer Fund	14,193,795	884,778	(1,097,921)	(213,143)
Asia Great Consumer Fund	13,214,967	764,822	(995,617)	(230,795)

5.

New Accounting Pronouncement

In May 2011, the FASB issued ASU No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and the International Financial Reporting Standards (“IFRSs”).” ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP and IFRSs. ASU No. 2011-04 is effective for fiscal years beginning after December 15, 2011 and for interim periods within those fiscal years. Management is currently evaluating the impact these amendments may have on the Fund’s financial statements.

6.

Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date of this filing.  There are no subsequent events to report.

Item 2. Controls and Procedures.

(a)  The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Mirae Asset Discovery Funds

By: (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date:	March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Peter Graham
Peter Graham, President and Principal Executive Officer

Date:	March 23, 2012

By: (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Treasurer and Principal Financial Officer

Date:	March 23, 2012